Schedule of contractual payment obligations (Details)	Aug. 31, 2025 USD ($)
Lease Payments [Member]
Lessee, Lease, Description [Line Items]
Long-Term Debt, Maturity, Year One	$ 175,823
Long-Term Debt, Maturity, Year Two	175,756
Long-Term Debt, Maturity, Year Three	186,840
Long-Term Debt, Maturity, Year Four	194,840
Long-Term Debt, Maturity, Year Five	81,149
Accounts Payable [Member]
Lessee, Lease, Description [Line Items]
Long-Term Debt, Maturity, Year One	2,125,160
Long-Term Debt, Maturity, Year Two
Long-Term Debt, Maturity, Year Three
Long-Term Debt, Maturity, Year Four
Long-Term Debt, Maturity, Year Five
Loan [Member]
Lessee, Lease, Description [Line Items]
Long-Term Debt, Maturity, Year One	629,120
Long-Term Debt, Maturity, Year Two
Long-Term Debt, Maturity, Year Three
Long-Term Debt, Maturity, Year Four
Long-Term Debt, Maturity, Year Five
Warrant Liability [Member]
Lessee, Lease, Description [Line Items]
Long-Term Debt, Maturity, Year One	632,753
Long-Term Debt, Maturity, Year Two
Long-Term Debt, Maturity, Year Three
Long-Term Debt, Maturity, Year Four
Long-Term Debt, Maturity, Year Five
Contractual Payment Obligation [Member]
Lessee, Lease, Description [Line Items]
Long-Term Debt, Maturity, Year One	3,562,856
Long-Term Debt, Maturity, Year Two	175,756
Long-Term Debt, Maturity, Year Three	186,840
Long-Term Debt, Maturity, Year Four	194,840
Long-Term Debt, Maturity, Year Five	$ 81,149